[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

March 15, 2006

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	SBL Variable Annuity Account VIII 1940 Act Registration Number: 811-08836 1933 Act Registration Numbers: 033-85592, 333-23723 and 333-93947 CIK: 0000932020 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), Variflex Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	0000896435	March 3, 2006
American Century Variable Portfolios, Inc.	0000814680	February 24, 2006
Dreyfus Investment Portfolios	0001056707	February 23, 2006
Dreyfus Variable Investment Fund	0000813383	February 16, 2006
Greenwich Street Series Fund	0000874835	March 13, 2006
MFS® Variable Insurance Trust	0000918571	March 10, 2006
Oppenheimer Variable Account Funds	0000752737	March 2, 2006
PIMCO Variable Insurance Trust	0001047304	March 9, 2006
Royce Capital Fund	0001006387	March 8, 2006
Rydex Variable Trust	0001064046	March 10, 2006
Salomon Brothers Variable Series Funds, Inc.	0001047909	March 13, 2006
SBL Fund	0000217087	March 9, 2006
The Universal Institutional Funds, Inc.	0001011378	March 8, 2006
Van Kampen Life Investment Trust	0000778536	February 28, 2006

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001